Average Annual Total Returns - Short-Term Treasury Portfolio	Jun. 01, 2021
FTSE3MonthUSTreasuryBillIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	0.58%
5 Years	1.16%
10 Years	0.60%
Since Inception	3.07%	[1]
Inception Date	May 26, 1987
Class I
Average Annual Return:
1 Year	0.10%
5 Years	0.58%
10 Years	(0.02%)
Since Inception	2.28%	[1]
Inception Date	May 26, 1987
Class I | ReturnAfterTaxesOnDistributionsandSaleOfPortfolioShares [Member]
Average Annual Return:
1 Year	0.06%
5 Years	0.35%
10 Years	(0.06%)
Since Inception	1.62%	[1]
Inception Date	May 26, 1987
Class I | ReturnAfterTaxesOnDistributions [Member]
Average Annual Return:
1 Year	0.02%
5 Years	0.36%
10 Years	(0.13%)
Since Inception	1.72%	[1]
Inception Date	May 26, 1987

[1]	Inception date for Class I shares was May 26, 1987. Date used to calculate performance since inception for the index is the inception date of the Class I shares.